Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Dates
30-Nov-2024
Actual/360 Days
31
30/360 Days
30
16-Dec-2024
15-Dec-2024
Collection Period No.
14
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Nov-2024
12-Dec-2024
13-Dec-2024
16-Dec-2024
15-Nov-2024
15-Nov-2024
Summary
Beginning
Balance
0.00
221,160,417.36
467,620,000.00
83,110,000.00
Principal
Payment
0.00
30,892,583.51
0.00
0.00
Ending
Balance
0.00
190,267,833.85
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
66.063435
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.000000
0.406886
1.000000
1.000000
771,890,417.36
740,997,833.85
30,892,583.51
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
805,489,977.75
43,454,104.94
848,944,082.69
33,599,560.39
774,597,394.24
41,490,036.46
816,087,430.70
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
1,091,058.06
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
2.333215
4.958333
5.008333
Interest & Principal
Payment
0.00
31,983,641.57
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
68.396650
4.958333
5.008333
$34,718,499.98
T
otal
$3,825,916.47

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
37,613,252.90
0.00
37,613,252.90
30,560,674.99
4,962,804.35
703,619.71
1,243,734.76
0.00
0.00
142,419.09
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
707,453.40
0.00
0.00
3,825,916.47
0.00
0.00
30,892,583.51
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
37,613,252.90
2,187,299.52
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
707,453.40
0.00
0.00
0.00
707,453.40
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,825,916.47
0.00
1,091,058.06
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
3,825,916.47
0.00
1,091,058.06
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,825,916.47
3,825,916.47
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
30,892,583.51
0.00
0.00
0.00
30,892,583.51
Aggregate Principal Distributabl
e
Amount
30,892,583.51
30,892,583.51
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
11,875.85
130,543.24
142,419.09
3,359,956.04
0.00
11,875.85
11,875.85
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Pool Statistics
Pool Data
7.26%
43.90
24.79
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
848,944,082.69
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
816,087,430.70
22,027
22,491
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
18,378,021.46
12,182,653.53
0.00
2,295,977.00
Pool Factor
57.47%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
22,027
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.33%
1.20%
0.36%
0.10%
100.00%
802,496,130.11
9,788,163.87
2,958,663.46
844,473.26
816,087,430.70
21,766
187
58
16
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.466%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,632.67
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.373%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
14,291,254.30
396,118.47
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
58
767
Losses
(1)
Amount
2,295,977.00
696,564.44
1,203,294.09
Number of Receivables
Number of Receivables
Amount
35,673,247.59
12,407,799.76
8,974,193.53
Current
Cumulative
1.006%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.571%
Prior Collection Period
1.507 % Second Prior
Collection
Period
1.364
%
Third
Prior
Collection
Period
2.050%